Non-Adjusting Events After the Financial Year End - Additional Information (Detail) $ / shares in Units, ¥ in Millions, $ in Millions, $ in Millions			12 Months Ended
	Jun. 26, 2017 CNY (¥)	Jun. 26, 2017 HKD ($) Investor $ / shares shares	Dec. 31, 2017 CNY (¥)	Mar. 21, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | ¥			¥ 1,321
Xiamen Airlines Company Limited [member] | Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Catalogue price | $				$ 3,240
Class A share subscription agreement [member] | CSAH and its affiliates [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares authorized | shares		1,800,000,000
Number of investors | Investor		10
Number of shares issued | ¥	¥ 9,500
Percentage of share subscription	31.00%	31.00%
Class H Share subscription agreement [member] | CSAH and its affiliates [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares authorized | shares		600,925,925
Number of shares issued | $		$ 3,699
Par value per share | $ / shares		$ 6.156